FAIR VALUE MEASUREMENTS - Fair value of warrant liabilities (Details) - USD ($)	3 Months Ended						7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Transfers to Level 2	$ 660,000									$ 660,000
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]								Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Level 3
FAIR VALUE MEASUREMENTS
Transfer to Level 1 from Level 3							$ 11,270,000			0
Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Fair value, beginning balance	528,000	$ 4,650,289	$ 4,946,082	$ 13,259,885	$ 13,375,560	$ 9,504,000		$ 4,946,082	$ 9,504,000	9,504,000
Change in fair value	132,000	(4,122,289)	(295,793)	(9,104,121)	(115,675)	3,871,560
Transfers to Level 2	$ (660,000)
Fair value, ending balance		$ 528,000	4,650,289	$ 4,155,764	$ 13,259,885	13,375,560	9,504,000		4,155,764	4,946,082
Level 3 | Public Warrant
FAIR VALUE MEASUREMENTS
Fair value, beginning balance							0
Initial measurement on July 30, 2020							11,270,000
Transfer from Level 3 to Level 1							(11,270,000)
Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Fair value, beginning balance			$ 4,946,082			$ 9,504,000	0	$ 4,946,082	$ 9,504,000	9,504,000
Initial measurement on July 30, 2020							6,732,000
Change in fair value							2,772,000			(4,557,918)
Fair value, ending balance							$ 9,504,000			$ 4,946,082